THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Prospectus dated March 1, 2017 (the “Prospectus”)

The “Since Inception” average annual total returns provided for each Fund’s benchmark in the “Average Annual Total Returns” tables on pages 5, 11, 15, 22, 33, 40 and 46 of the Prospectus are deleted and replaced as follows:

Growth Fund	Since Inception (12/12/94)
Russell 1000® Growth Index	8.97%
Value Fund	Since Inception (3/03/97)
Russell 1000® Value Index	8.06%
MidCap Growth Fund	Since Inception (12/12/94)
Russell Midcap® Growth Index	9.69%
Bond Fund	Since Inception (12/12/94)
Bloomberg Barclays U.S. Aggregate Bond Index	5.77%
National Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Missouri Tax-Free Intermediate Bond Fund	Since Inception (2/21/95)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	5.06%
Kansas Tax-Free Intermediate Bond Fund	Since Inception (12/26/00)
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index	4.53%

The information under “Portfolio Managers” in the section entitled “Commerce Bond Fund – Summary” on page 22 of the Prospectus is amended and restated as follows:

The Fund is managed by an investment team. Scott M. Colbert and Brent L. Schowe serve as portfolio managers. The members of the investment team and their titles, roles on the investment team, and years of service with the Fund are provided in the table below:

Investment Team Member	Primary Title	Investment Team Role	Years of Service with the Fund
Scott M. Colbert, CFA	Senior Vice President	Portfolio Manager	Since inception
Brent L. Schowe, CFA	Senior Vice President	Portfolio Manager	Since 2012
Wm. Michael Cody, CFA	Senior Vice President	Head Trader	Since 2006

The information under “Portfolio Managers” in the section entitled “Commerce Short-Term Government Fund – Summary” on page 28 of the Prospectus is amended and restated as follows:

The Fund is managed by an investment team. Scott M. Colbert and Brent L. Schowe serve as portfolio managers. The members of the investment team and their titles, roles on the investment team, and years of service with the Fund are provided in the table below:

Investment Team Member	Primary Title	Investment Team Role	Years of Service with the Fund
Scott M. Colbert, CFA	Senior Vice President	Portfolio Manager	Since inception
Brent L. Schowe, CFA	Senior Vice President	Portfolio Manager	Since 2012
Wm. Michael Cody, CFA	Senior Vice President	Head Trader	Since 2006

The following row is added to the table beneath the subheading “Fund Managers:” in the section entitled “Service Providers” on page 76 of the Prospectus:

Wm. Michael Cody, CFA	Bond and Short-Term Government	Senior Vice President Joined Commerce in 2006 Head Trader since 2006 29 years of experience

This Supplement should be retained with the Prospectus for future reference.

THE COMMERCE FUNDS

The Growth Fund

The Value Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated April 20, 2017 to the

Statement of Additional Information dated March 1, 2017 (the “SAI”)

The table in the section entitled “PORTFOLIO MANAGERS” on page 121 of the SAI is amended and restated as follows:

Fund	Portfolio Manager(s)
Growth Fund	Joseph C. Williams, III, CFA; Nong Lin, Phd, CFA; Matthew J. Schmitt, CFA
MidCap Growth Fund	Joseph C. Williams, III, CFA; Nong Lin, Phd, CFA; Matthew J. Schmitt, CFA
Value Fund	Joseph C. Williams, III, CFA; Matthew J. Schmitt, CFA; Nong Lin, Phd, CFA
Bond Fund	Scott M. Colbert, CFA; Brent L. Schowe, CFA; Wm. Michael Cody, CFA*
Short-Term Government Fund	Scott M. Colbert, CFA; Brent L. Schowe, CFA; Wm. Michael Cody, CFA*
National Tax-Free Intermediate Bond Fund	Brian Musielak, CFA; Brent L. Schowe, CFA
Missouri Tax-Free Intermediate Bond Fund	Brian Musielak, CFA; Brent L. Schowe, CFA
Kansas Tax-Free Intermediate Bond Fund	Brian Musielak, CFA; Brent L. Schowe, CFA

*	Mr. Cody is the Head Trader for the Fund.

This Supplement should be retained with the SAI for future reference.